Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS Series Trust
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
One Rock Fund
Shareholder Report [Line Items]
Fund Name	ONE ROCK Fund
Class Name	Institutional Class
Trading Symbol	ONERX
Annual or Semi-Annual Statement [Text Block]	Additional Information: This annual shareholder report contains information about One Rock Fund - ONERX (the “Fund”) for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, by visiting https://www.onerockfund.com. You can also request this information by contacting us at 1-800-564-3899.

Additional Information Phone Number	1-800-564-3899
Additional Information Website	https://www.onerockfund.com
Expenses [Text Block]

EXPENSE INFORMATION

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

		Costs paid as a
	Cost of a	percentage of a
Fund Name	$10,000	$10,000 investment
	investment	(annualized)

One Rock Fund	$181	1.48%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

MANAGEMENT’S DISCUSSION OF PERFORMANCE

FUND MANAGER Jeff Wrona

One Rock Fund (ONERX) gained +44.55% for the12 months ended November 30, 2025 and handily beat the S&P 500 Index return of +15.00%. The Lord has surely blessed the Fund! There was a diverse group of stocks that drove performance. These included many artificial intelligence (AI) hardware companies as well as companies providing energy to the electric grid/data centers. Our holdings in select financial services companies also contributed.

The Fund, since its inception on March 6, 2020 has an annualized return of 36.75%. That means $10,000 invested in One Rock Fund when it started would now be worth $60,209, inclusive of fees but not including taxes paid on distributions. This compares with $25,139 for the S&P 500 Index, or 17.44% compounded annually. We have much to be thankful for.

The prospects for 2026 look encouraging. I believe spending on AI will continue to be strong with far more enterprises and countries implement this technology. With an improved economic landscape, we expect a broadening of stock gains. There are an increasing number of companies exhibiting business momentum which is the primary driver of our investment discipline.

We are thankful for all the shareholders of One Rock Fund and pray they continue to be blessed.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

TOTAL RETURNS FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2025

FUND/INDEX	1 Year	5 Year Annualized	From Inception Annualized**	Value
ONE ROCK Fund	44.55%	25.11%	36.75%	$60,209
S&P 500 Index	15.00%	15.29%	17.44%	$25,139

* Including a recoupment of waived advisory fees totaling $26,560.

** Annualized Returns Since Inception - March 6, 2020.

Net Assets	$ 33,757,473
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 306,684
Investment Company, Portfolio Turnover	685.69%
Additional Fund Statistics [Text Block]	ABOUT THE FUND
Net Assets	$33,757,473
Portfolio Holdings	41
Portfolio Turnover	685.69%
Advisory Fees Paid By Fund*	$306,684

Holdings [Text Block]
Largest Holdings [Text Block]

TOP 10 HOLDINGS (% of Net Assets)

Nvidia Corp. NVDA	8.44%
Palantir Technologies Inc. PLTR	6.04%
Argan, Inc. AGX	5.74%
Snowflake Inc. Class A SNOW	5.46%
iShares Ethereum Trust ETF ETHA	4.87%
Robinhood Markets, Inc. HOOD	4.76%
Lumentum Holdings, Inc. LITE	4.43%
Celestica, Inc. CLS	3.98%
AppLovin Corp. APP	3.73%
MongoDB, Inc. Class A MDB	3.70%
TOTAL	51.15%

Updated Prospectus Phone Number	1-800-564-3899